Revenue	12 Months Ended
Dec. 31, 2017
Disclosure of revenue [Abstract]
Revenue
REVENUE

	US Dollars
Figures in millions	2017	2016	2015
Revenue consists of the following principal categories:
Gold income (note 2)	4,356	4,085	4,015
By-products (note 2 and 4)	154	138	127
Royalties received (note 6)	18	9	4
Interest received (notes 31 and 35)	15	22	28
	4,543	4,254	4,174